VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 30,024,372	$ 6,137,689	$ 6,243,029	$ 6,712,880
Restricted cash	819,269	785,806	$ 723,557	$ 914,558
Accounts receivable	320,848	1,247,059
Other current assets	50,674	37,353
Right-of-use assets, operating lease	760,229	317,141
Other non-current assets	188,281	7,419
Total Assets	40,350,466	10,060,473
Taxes payable	493,196	548,630
Other current liabilities	14,276	25,038
Total Liabilities	1,355,564	1,421,760
TRX. ZJ
Variable Interest Entity [Line Items]
Cash and cash equivalents	29,776,178	6,137,444
Restricted cash	819,269	785,806
Accounts receivable	320,848	1,247,059
Other current assets	216,470	1,390,023
Right-of-use assets, operating lease	760,229	317,141
Other non-current assets	347,084	182,735
Total Assets	32,240,078	10,060,208
Taxes payable	493,196	548,630
Other current liabilities	582,187	738,633
Non-current liabilities	237,848	133,109
Total Liabilities	1,313,231	1,420,372
Net assets	$ 30,926,847	$ 8,639,836